CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023		Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit for the period	£ 2,590		£ 2,441
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(119)		(382)
Tax	27		175
Remeasurements after tax	(92)		(207)
Movements in revaluation reserve in respect of equity shares held at fair value through other comprehensive income:
Change in fair value	0		0
Tax	0		(1)
Fair value, net of tax	0		(1)
Gains and losses attributable to own credit risk:
(Losses) gains before tax	(85)		421
Tax	24		(127)
Gains and (losses) net of tax	(61)		294
Movements in revaluation reserve in respect of debt securities held at fair value through other comprehensive income:
Change in fair value	157		(27)
Income statement transfers in respect of disposals	67		30
Income statement transfers in respect of impairment	(2)		0
Tax	(61)		5
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income	161		8
Movements in cash flow hedging reserve:
Effective portion of changes in fair value taken to other comprehensive income	(1,287)		(3,382)
Net income statement transfers	616		(182)
Tax	188		960
Cash flow hedging reserve	(483)		(2,604)
Movements in foreign currency translation reserve:
Currency translation differences (tax: £nil)	(58)		38
Transfers to income statement (tax: £nil)	0		0
Foreign currency translation reserve	(58)		38
Total other comprehensive loss for the period, net of tax	(533)		(2,472)
Total comprehensive income (loss) for the period	2,057	[1]	(31)	[2]
Total comprehensive income (loss) attributable to ordinary shareholders	1,884		(159)
Total comprehensive income attributable to other equity holders	161		114
Total comprehensive income (loss) attributable to equity holders	2,045		(45)
Total comprehensive income attributable to non-controlling interests	£ 12		£ 14

[1]	Total comprehensive income attributable to owners of the parent was £2,045 million.
[2]	Total comprehensive income attributable to owners of the parent was a loss of £45 million